Revenue - Schedule of Disaggregation of Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers	$ 8,673	$ 33,066	$ 25,271	$ 25,251
Digital solutions services— non financial services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers	1,278	28,037	23,689	23,740
Digital solutions services— financial services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers	486	1,540	1,514	1,511
Digital media, content, and marketing services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers	27	1,294	68
Hotel operations, hospitality and VIP services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers	6,882	2,195
Digital solutions services— non financial services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers	1,278	28,037	23,689	23,740
Digital solutions services— non financial services [Member] | Digital solutions services— non financial services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers	1,278	28,037	23,689	23,740
Digital solutions services— non financial services [Member] | Digital solutions services— financial services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers
Digital solutions services— non financial services [Member] | Digital media, content, and marketing services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers
Digital solutions services— non financial services [Member] | Hotel operations, hospitality and VIP services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers
Digital solutions services— financial services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers	486	1,540	1,514	1,511
Digital solutions services— financial services [Member] | Digital solutions services— non financial services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers
Digital solutions services— financial services [Member] | Digital solutions services— financial services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers	486	1,540	1,514	1,511
Digital solutions services— financial services [Member] | Digital media, content, and marketing services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers
Digital solutions services— financial services [Member] | Hotel operations, hospitality and VIP services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers
Digital media, content, and marketing services and others [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers	27	1,294	68
Digital media, content, and marketing services and others [Member] | Digital solutions services— non financial services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers
Digital media, content, and marketing services and others [Member] | Digital solutions services— financial services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers
Digital media, content, and marketing services and others [Member] | Digital media, content, and marketing services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers	27	1,294	68
Digital media, content, and marketing services and others [Member] | Hotel operations, hospitality and VIP services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers
Hotel operations, hospitality and VIP services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers	6,882	2,195
Hotel operations, hospitality and VIP services [Member] | Digital solutions services— non financial services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers
Hotel operations, hospitality and VIP services [Member] | Digital solutions services— financial services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers
Hotel operations, hospitality and VIP services [Member] | Digital media, content, and marketing services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers
Hotel operations, hospitality and VIP services [Member] | Hotel operations, hospitality and VIP services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers	6,882	2,195
A point in time [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers	486	1,540	1,514	1,511
A point in time [Member] | Digital solutions services— non financial services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers
A point in time [Member] | Digital solutions services— financial services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers	486	1,540	1,514	1,511
A point in time [Member] | Digital media, content, and marketing services and others [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers
A point in time [Member] | Hotel operations, hospitality and VIP services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers
Over time [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers	8,187	31,526	23,757	23,740
Over time [Member] | Digital solutions services— non financial services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers	1,278	28,037	23,689	23,740
Over time [Member] | Digital solutions services— financial services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers
Over time [Member] | Digital media, content, and marketing services and others [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers	27	1,294	$ 68
Over time [Member] | Hotel operations, hospitality and VIP services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue from contracts with customers	$ 6,882	$ 2,195